INTANGIBLE ASSETS (Details 1) - ESG [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
2023		$ 70,662
2024		70,662
2025		70,662
2026		70,662
2027		70,662
Thereafter		2,892,374
Total	$ 3,052,883	$ 3,245,684	$ 3,599,148